Summary of Significant Accounting Policies and Recent Accounting Pronouncements (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies and Recent Accounting Pronouncements
Basis of Presentation and Principles of Consolidation

Basis of Presentation and Principles of Consolidation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) and the applicable regulations of the U.S. Securities and Exchange Commission (“SEC”) regarding interim financial reporting. Certain information and note disclosures normally included in annual financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. Therefore, these unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and the related notes thereto as of and for the year ended December 31, 2020 included in the Company’s Annual Report on Form 10-K, as filed with the SEC on March 25, 2021 and as amended by Amendment No. 1 on Form 10-K/A and Amendment No. 2 on Form 10-K/A, as filed with the SEC on April 30, 2021 and May 7, 2021, respectively (collectively referred to herein as “Amended Annual Report”).

These unaudited condensed consolidated financial statements include the accounts of the Company and its directly and indirectly wholly-owned subsidiaries. For consolidated entities that are less than wholly-owned, the third party’s holding of an equity interest is presented as Non-controlling interests in the Company’s condensed consolidated balance sheets and condensed consolidated statements of equity (deficit). The portion of net earnings attributable to the non-controlling interests is presented as Net loss attributable to non-controlling interests in the Company’s condensed consolidated statements of operations and comprehensive loss. All intercompany accounts and transactions have been eliminated upon consolidation.

Pursuant to the Business Combination Agreement, the Business Combination was accounted for as a reverse recapitalization in accordance with U.S. GAAP (the “Reverse Recapitalization”). Under this method of accounting, dMY was treated as the acquired company and RSILP was treated as the acquirer for financial statement reporting purposes.

Accordingly, for accounting purposes, the Reverse Recapitalization was treated as the equivalent of RSILP issuing stock for the net assets of dMY, accompanied by a recapitalization.

RSILP was determined to be the accounting acquirer based on evaluation of the following facts and circumstances:

•	RSILP’s existing members, through their ownership of the Class V Common Stock, have the largest portion of the voting rights in the Company;
•	The Board of Directors of the Company and management are primarily composed of individuals associated with RSILP; and
•	RSILP is the larger entity based on historical operating activity and has the larger employee base.

Thus, the financial statements included in this report reflect (i) the historical operating results of RSILP prior to the Reverse Recapitalization; (ii) the combined results of the RSILP and dMY following the Business Combination; and (iii) the acquired assets and liabilities of dMY stated at historical cost, with no goodwill or other intangible assets recorded.

Certain prior period amounts have been reclassified to conform to the current period presentation.

Basis of Presentation and Principles of Consolidation

The accompanying consolidated financial statements are presented in conformity with accounting principles generally accepted in the United States (“U.S. GAAP”) and pursuant to the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”). The consolidated financial statements include the accounts and operations of the Company and its wholly-owned subsidiaries. For consolidated entities that are less than wholly-owned, the third party’s holding of an equity interest is presented as Non-controlling interests in the Company’s consolidated balance sheets and consolidated statements of equity (deficit). The portion of net earnings attributable to the non-controlling interests is presented as Net income (loss) attributable to non-controlling interests in the Company’s consolidated statements of operations and comprehensive income (loss). All intercompany accounts and transactions have been eliminated upon consolidation.

Pursuant to the Business Combination Agreement, the Business Combination was accounted for as a reverse recapitalization in accordance with U.S. GAAP (the “Reverse Recapitalization”). Under this method of accounting, dMY is treated as the acquired company and RSILP is treated as the acquirer for financial statement reporting purposes.

Accordingly, for accounting purposes, the Reverse Recapitalization was treated as the equivalent of RSILP issuing stock for the net assets of dMY, accompanied by a recapitalization.

RSILP was determined to be the accounting acquirer based on evaluation of the following facts and circumstances:

•	RSILP’s existing member’s, through their ownership of the Class V Common Stock, have the largest portion of the voting rights in the Company;
•	The Board of Directors of the Company (the “Board”) and management are primarily composed of individuals associated with RSILP; and
•	RSILP is the larger entity based on historical operating activity and has the larger employee base.

Thus, the financial statements included in this report reflect (i) the historical operating results of RSILP prior to the Reverse Recapitalization; (ii) the combined results of the RSILP and dMY following the Business Combination; and (iii) the acquired assets and liabilities of dMY stated at historical cost, with no goodwill or other intangible assets recorded.

Reclassifications		Reclassifications Certain prior year amounts have been reclassified to conform to the current year presentation.
Liquidity and Capital Resources

Liquidity and Capital Resources

Based on the net proceeds from the Business Combination (refer to Note 4) and the proceeds from warrant exercises resulting from the public warrant redemption (refer to Note 8) and future spend assumptions, the Company currently expects that its cash will be sufficient to fund its operating expenses and capital expenditure requirements for at least 12 months from the date of issuance of this report. The Company experienced positive operating cash flows of $16.2 million for the year ended December 31, 2020 and negative operating cash flows of $2.5 million for the year ended December 31, 2019.

The Company has a working capital deficit as of December 31, 2020 totaling $106.5 million, mainly a result of the earnout interests liability, which was $351.0 million at December 31, 2020. The earnout interests liability pertains to certain shares and units held by directors of dMY and the Sellers that were subject to restrictions pending the achievement of certain earnout targets, which did not occur until January 2021 (refer to Notes 4 and 18). Although recorded as a current liability at December 31, 2020, the earnout interests liability was reclassed to equity upon occurrence of the triggering event in January 2021 and did not result in any cash settlement. That is, the earnout interest liability should not be included in any future cash flow assumptions as of December 31, 2020. Refer to Note 4 for additional discussion of the earnout interest liability.

Interim Unaudited Condensed Consolidated Financial Statements

Interim Unaudited Condensed Consolidated Financial Statements

The accompanying condensed consolidated balance sheet as of March 31, 2021, and the condensed consolidated statements of operations and comprehensive loss, stockholders' equity (deficit), and cash flows for the three months ended March 31, 2021 and 2020, are unaudited. The condensed consolidated balance sheet as of December 31, 2020 was derived from audited financial statements, but does not include all disclosures required by U.S. GAAP. The interim unaudited condensed consolidated financial statements have been prepared on a basis consistent with the annual consolidated financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments, necessary to state fairly the Company's financial condition, its operations and cash flows for the periods presented. The historical results are not necessarily indicative of future results, and the results of operations for the three months ended March 31, 2021 are not necessarily indicative of the results to be expected for the full year or any other period.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. Significant estimates and assumptions reflected in the consolidated financial statements relate to and include, but are not limited to: the valuation of share-based awards; the estimated useful lives of property and equipment and intangible assets; redemption rate assumptions associated with the player loyalty program and other discretionary player bonuses; deferred revenue relating to our social gaming revenue stream; accrued expenses and other current liabilities; determination of the incremental borrowing rate to calculate operating lease liabilities; valuation of the earnout interests liability; valuation of the warrant liabilities; and deferred taxes and amounts associated with the Tax Receivable Agreement entered into in connection with the Business Combination (the “Tax Receivable Agreement”).

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. Significant estimates and assumptions reflected in the consolidated financial statements relate to and include, but are not limited to, the valuation of share-based awards; the estimated useful lives of property and equipment and intangible assets; redemption rate assumptions associated with the loyalty program and other discretionary player bonuses; deferred revenue relating to our social gaming revenue stream; accrued expenses and other current liabilities; determination of the incremental borrowing rate to calculate operating lease liabilities; valuation of the earnout interests liability; valuation of the warrant liabilities; and deferred taxes and amounts associated with the Tax Receivable Agreement related to the Business Combination.

Segment Reporting

Segment Reporting

Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision maker in making decisions regarding resource allocation and assessing performance. The Company views its operations and manages its business in one operating segment.

Cash and Cash Equivalents and Restricted Cash

Cash and Cash Equivalents and Restricted Cash

Cash and cash equivalents consist of highly liquid, unrestricted savings, checking and instant access internet banking accounts with original maturities of 90 days or less at acquisition.

The Company maintains separate bank accounts to segregate cash that resides in players’ interactive gaming and sports betting accounts from cash used in operating activities. Due to certain regulatory requirements, cash amounts that reside in player’s interactive gaming and sports betting accounts at the end of the period are classified as restricted cash.

The following table reconciles cash and cash equivalents and restricted cash in the balance sheet to the total shown on the statements of cash flows:

	December 31,
	2020	2019
($ in thousands)
Cash and cash equivalents	$255,622	$6,905
Restricted cash	6,443	3,638
Total cash, cash equivalents and restricted cash	$262,065	$10,543

Players Receivables

Players Receivables

Players receivables consist of cash deposits from players that have not yet been received by the Company. Players receivables are stated at the amount that the Company expects to collect from players, generally via third-party payment processors. These receivables arise due to the timing difference between a player’s deposit and the Company’s receipt of that deposit from the payment processor. The amounts are generally outstanding for a short period of time. On a periodic basis, the Company evaluates its players receivable and establishes an allowance for doubtful accounts based on a specific review of the accounts as well as historical collection experience and current economic conditions. No allowance for doubtful accounts was recorded for the periods presented in these consolidated financial statements.

Due from Affiliates

Due from Affiliates

Due from affiliates consists of amounts that are expected to be collected from certain affiliated land-based casino partners. In certain cases, the affiliate casino maintains the bank account that processes cash deposits and withdrawals for RSI customers. Accordingly, at any point in time, the Company will record a receivable from the affiliate, representing RSI total gaming revenue (with RSI customers) that was collected by the affiliate, less consideration payable to the affiliate for use of its license, which is offset by any consideration received from the affiliate based on the terms of the agreement. On a periodic basis, the Company evaluates the collectability of amounts due from affiliates and establishes an allowance for amounts not expected to be collected. No allowance was recorded for the periods presented in these consolidated financial statements. See Note 14 for disclosure on related parties.

Property and Equipment, net

Property and Equipment, net

Property and equipment are carried at cost, net of accumulated depreciation. Depreciation is computed utilizing the straight-line method over the estimated useful life of the asset. Leasehold improvements depreciation is computed over the shorter of the lease term or estimated useful life of the asset. Additions and improvements are capitalized, while repairs and maintenance are expensed as incurred. Useful lives of each asset class are as follows:

Computer equipment and software	3-5 years
Furniture and fixtures	4 years
Leasehold improvements	Lesser of the lease terms or the estimated useful lives of the improvements, generally 1-10 years

License Fees, Net

License Fees, Net

The Company incurs costs in connection with operating in certain regulated jurisdictions, including applying for licenses, compliance costs and the purchase of business licenses from strategic partners. The cost of purchasing business licenses, minimum royalty payments for strategic partners and subsequent renewals of business licenses are capitalized as an intangible asset and amortized over the estimated useful life of the asset using the straight-line method. RSI considers these minimum royalty payments to be an integral cost in connection with operating in certain jurisdictions. The minimum royalty payments are offset by the deferred royalty liability on the consolidated balance sheets. RSI’s access to operate in a particular market is often dependent upon the continued viability of that particular strategic partner in that market. The useful life is the period over which the asset is expected to contribute directly, or indirectly, to the Company’s cash flows. At least annually, the remaining useful life is evaluated.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company’s long-lived assets consist of property and equipment, operating lease right-of-use assets and finite-lived intangible assets (i.e., license fees).

The Company evaluates long-lived assets for indicators of impairment quarterly or when events or changes in circumstances indicate that their carrying amounts may not be recoverable. The factors that would be considered by management in performing this assessment include current operating results, trends and prospects, the manner in which the long-lived asset is used and the effects of obsolescence, demand, competition and other economic factors. If indicators of impairment are identified, the Company performs an undiscounted cash flow analysis of the long-lived assets. Asset groups are written down only to the extent that their carrying value is lower than their respective fair value. Fair values of the asset group are determined by discounting the cash flows at a rate that approximates the cost of capital of a market participant. The Company did not have any impairment of long-lived assets for the years ended December 31, 2020 and 2019.

Players Liabilities

Players Liabilities

The Company records liabilities for player account balances, which consist of player deposits, plus player winning bets, less player losing bets, less player withdrawals. Player liabilities also includes the expected future payout relating to unredeemed bonus store points and unused discretionary bonus incentives in the player’s account. The Company’s restricted cash and players receivables balance will equal or exceed the cash portion of the Company’s player liabilities account.

Deferred Royalty

Deferred Royalty

The Company records liabilities for minimum royalty payments related to licensing and market access agreements. These liabilities are recorded on the balance sheet at the present value of future payments discounted using a rate that reflects the duration of the agreement. The deferred royalty liability is accreted through interest expense in the Company’s consolidated statements of operations and comprehensive income (loss). The Company records deferred royalty liabilities as either deferred royalty, short-term or deferred royalty, long-term based on the timing of future payments.

Due to Affiliates

Due to Affiliates

Due to affiliates consists of amounts owed by the Company to certain of its related parties. Amounts due to affiliates may include payment for services provided to the Company by employees of the related party or reimbursement of amounts paid by the related party on the Company’s behalf. Any royalties due to the affiliated land-based casinos are netted against Affiliate Receivables to the extent a right of offset exists. See Note 14 for disclosure on related parties.

Earnout Interests Liability

Earnout Interests Liability

Earnout interests represent a freestanding financial instrument classified as liabilities on the accompanying consolidated balance sheet as the Company determined that these financial instruments are not indexed to the Company’s own equity in accordance with ASC 815, Derivatives and Hedging. Earnout interests were initially recorded as fair value in the Business Combination and are adjusted to fair value at each reporting date with changes in fair value recorded in Change in fair value of earnout interests liability in the consolidated statement of operations and comprehensive income (loss).

Warrant Liabilities

Warrant Liabilities

As part of dMY’s initial public offering, dMY issued to third-party investors 23.0 million units, consisting of one share of Class A common stock of dMY and one-half of one warrant, at a price of $10.00 per unit. Each whole warrant entitled the holder to purchase one share of Class A common stock at an exercise price of $11.50 per share (the “Public Warrants”). Simultaneously with the dMY initial public offering, 6,600,000 private placement warrants were sold to the Sponsor (the “Private Placement Warrants”) and an additional 75,000 warrants were issued to the Sponsor upon the Closing in connection with converting certain working capital loans into warrants (the “Working Capital Warrants” and together with the Private Placement Warrants, the “Private Warrants” and the Private Warrants together with the Public Warrants, the “Warrants”)). Each Private Warrant allows the Sponsor to purchase one share of Class A Common Stock at $11.50 per share. Subsequent to the Business Combination,  11,500,000 Public Warrants and 6,675,000 Private Warrants remained outstanding as of December 31, 2020.

The Private Warrants and the shares of Class A Common Stock issuable upon the exercise of the Private Warrants are not transferable, assignable or salable until after the completion of a Business Combination, subject to certain limited exceptions. Additionally, the Private Warrants are exercisable for cash or on a cashless basis, at the holder’s option, and are non-redeemable so long as they are held by the initial purchasers or their permitted transferees. If the Private Warrants are held by someone other than the initial purchasers or their permitted transferees, the Private Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants.

The Company evaluated the Warrants pursuant to ASC 815-40, and concluded that they do not meet the criteria to be classified in stockholders’ equity. Specifically, the exercise of these Warrants may be settled in cash upon the occurrence of a tender offer or exchange that involves 50% or more of our stockholders holding Class A Common Stock. Because not all of the stockholders need to participate in such tender offer or exchange to trigger the potential cash settlement and the Company does not control the occurrence of such an event, the Company concluded that the Warrants do not meet the conditions to be classified in equity. Because the Warrants meet the definition of a derivative under ASC 815-40, the Company records these Warrants as liabilities on its consolidated balance sheet at fair value as of each reporting date, with subsequent changes in their respective fair values recognized in its consolidated statement of operations and comprehensive income (loss).

Concentrations of Credit Risk

Concentrations of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of operating cash and restricted cash. The Company maintains cash and restricted cash primarily across three financial institutions within separate bank accounts.  Management believes the three financial institutions to be of a high credit quality, in amounts that exceed federally insured limits. The Company does not believe that it is subject to unusual credit risk beyond the normal credit risk associated with commercial banking relationships.

Leases

Leases

In February 2016, the FASB issued ASU 2016‑02, Leases (Topic 842) ("ASU 2016-02"). The Company adopted the new standard on January 1, 2020 using the modified retrospective approach. Under this guidance, arrangements meeting the definition of a lease are classified as operating or financing leases and are recorded on the consolidated balance sheet as both a right-of-use asset and a lease liability.

The Company determines whether an arrangement is or contains a lease at contract inception. The lease classification evaluation begins at the lease commencement date.  The lease term used in the evaluation includes the non-cancellable period for which the Company has the right to use the underlying asset, together with renewal option periods when the exercise of the renewal option is reasonably certain.

For leases with an initial term greater than 12 months, a related lease liability is recorded on the balance sheet at the present value of future payments discounted at the estimated fully collateralized incremental borrowing rate (discount rate) corresponding with the lease term. In addition, a right-of-use asset is recorded as the initial amount of the lease liability, plus any lease payments made to the lessor before or at the lease commencement date and any initial direct costs incurred, less any tenant improvement allowance incentives received. Tenant incentives are amortized through the right-of-use asset as a reduction of rent expense over the lease term. The difference between the minimum rents paid and the straight-line rent is reflected within the associated right-of-use asset. Certain leases contain provisions that require variable payments consisting of common area maintenance costs (variable lease cost). Variable lease costs are expensed as incurred. Leases with an initial term of 12 months or less (short-term leases) are not recorded on the balance sheet. Short-term lease expense is recognized on a straight-line basis over the lease term.

As the interest rate implicit in the lease is not readily determinable, the Company uses its incremental borrowing rate corresponding with the lease term. As the Company does not have any outstanding debt, this rate is determined based on prevailing market conditions and comparable company and credit analysis. The incremental borrowing rate is reassessed if there is a change to the lease term or if a modification occurs and it is not accounted for as a separate contract.

Prior to January 1, 2020, the Company accounted for leases under ASC 840, Leases (Topic 840), and recorded rent expense associated with its operating lease on a straight-line basis over the term of the lease.

Revenue Recognition

Revenue Recognition

Revenue is recognized when control of the promised goods or services is transferred to the customer, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods or services. The Company determines revenue recognition through the following steps:

•	Identify the contract with the customer
•	Identify the performance obligations in the contract
•	Determine the transaction price
•	Allocate the transaction price to the performance obligations in the contract
•	Recognize revenue when, or as, the company satisfies a performance obligation

The Company’s revenue from contracts with customers consists of online casino, online sports betting, retail sports betting and social gaming.

Online casino and online sports betting

Online casino offerings typically include the full suite of games available in land-based casinos, such as blackjack, roulette and slot machines. For these offerings, the Company generates revenue through hold, or gross winnings, as customers play against the house. Online casino revenue is generated based on total player bets less amounts paid to players for winning bets, less other incentives awarded to players, plus or minus the change in the progressive jackpot reserve.

Online sports betting involves a user placing a bet on the outcome of a sporting event, or a series of sporting events, with the chance to win a pre-determined amount, often referred to as fixed odds. Online sports betting revenue is generated by setting odds such that there is a built-in theoretical margin in each sports bet offered to its customers. Online sports betting revenue is generated based on total player bets less amounts paid to players for winning bets, less other incentives awarded to players, plus or minus the change in unsettled bets.

The Company provides various incentives to promote customer engagement, many of which allow customers to place bets without using their own funds. For some incentive programs, benefits are provided to customers based only on past play and represent an option that grants the player a material right. Other benefits that are provided to customers are more discretionary in nature and may not be related to the customer’s level of play.

Performance obligations related to online gaming and sports betting transactions include (1) servicing the player’s bet, which is fulfilled when the outcome of the bet is known and (2) transferring additional goods or services to a player for which the Company has received consideration, such as bonus store points.

Bonus store points as well as discretionary bonus incentives, such as bonus dollars and free bets (collectively referred to herein as “player bonuses”) are recognized as a reduction to revenue upon issuance of the incentive and as revenue upon redemption by the player. Reductions to revenue include estimates for the standalone selling price of player bonuses and the percentage of player bonuses that are expected to be redeemed. The expected redemption percentage is based on historical redemption patterns and considers current information or trends. The estimated redemption rate is evaluated each reporting period. The Company does not believe that there is a reasonable likelihood that there will be a material change in the future estimates or assumptions used to calculate the estimated redemption rate. Adjustments to earnings resulting from revisions to management’s estimates of the redemption rates have been insignificant during the years ended December 31, 2020 and December 31, 2019. An increase or decrease in the estimated redemption rate of 5% would not have a material effect on consolidated financial statements for the year ended December 31, 2020.

Progressive jackpots related to online casino jackpot games are accrued and charged to revenue at the time the obligation to pay the jackpot is established. The progressive jackpot liability is recorded in Accrued expenses and other current liabilities on the consolidated balance sheets.

Retail sports betting

The Company provides retail sports services to land-based casinos in exchange for a monthly commission based on the land-based casino’s retail sportsbook revenue. Services include ongoing management and oversight of the retail sportsbook, technical support for the land-based casino’s customers, customer support, risk management, advertising and promotion, and support for the third-party vendor’s sports betting equipment. The Company has a single performance obligation to provide retail sports services and records the revenue as services are performed and when the commission amounts are no longer constrained (i.e., the amount is known).

Certain relationships with business partners provide the Company the ability to operate the retail sportsbook at the land-based casino. In this scenario, revenue is generated based on total player bets less amounts paid to players for winning bets, less other incentives awarded to players.

Social gaming

The Company provides a social gaming platform for players to enjoy free-to-play games that use virtual credits. While virtual credits are issued to players for free, some players may choose to purchase additional virtual credits through the Company’s virtual cashier. The Company has a single performance obligation associated with social gaming services, to provide social gaming services to players upon the redemption of virtual credits. Deferred revenue is recorded when players purchase virtual coins and revenue is recognized when the virtual coins are redeemed, and the Company’s performance obligation has been fulfilled.

Certain costs to obtain or fulfill contracts

Pursuant to the accounting guidance, certain costs to obtain or fulfill a contract with a customer must be capitalized, to the extent recoverable from the associated contract margin, and subsequently amortized as the products or services are delivered to the customer. These costs are capitalized as contract acquisition costs and are amortized over the period of benefit to the customer. For the Company, the period of benefit has been determined to be less than or equal to one year. As such, the Company applied the practical expedient and contract acquisition costs are expensed immediately. Customer contract costs that do not qualify for capitalization as contract fulfillment costs are expensed as incurred.

Contract balances

Contract assets and liabilities represent the differences in the timing of revenue recognition from the receipt of cash from the Company’s customers and billings. The Company currently does not have contractual terms that require it to satisfy or partially satisfy its performance obligations in advance of customer billings.

Deferred revenue represents wagered amounts that relate to unsettled or pending outcomes, such as a future sports bet. The Company recognizes revenue once the outcome of the bet is settled and fixed. Deferred revenue relating to the Company’s social gaming services includes virtual coins purchased by players but not yet used.

Deferred revenue also includes contract liabilities for the Company’s obligation to transfer additional goods or services to a player for which the Company has received consideration, such as bonus store points. The Company recognizes breakage on bonus store points proportionately as redemption occurs. Revenue recognized relating to breakage during the years ended December 31, 2020 and 2019 were not material to the consolidated financial statements.

Deferred revenue is recorded in Players liabilities on the consolidated balance sheets.

Principle versus agent considerations

The Company evaluates the criteria outlined in ASC 606-10-55, Principal versus Agent Considerations, in determining whether it is appropriate to record the gross amount of revenues and related costs, or the net amount earned as commissions. When the Company is the principal in a transaction and controls the specific good or service before it is transferred to the customer, revenue is recorded gross; otherwise, revenue is recorded on a net basis. The Company controls the promised goods or services for online casino and sports betting transactions, retail sports betting transactions and social gaming services, and as a result records related revenue on a gross basis. For retail sports services, the Company does not control the promised goods or services and, therefore, records the net amount of revenue earned as a commission.

See Note 11 for a disaggregation of the Company’s revenues.

Costs of Revenue

Costs of Revenue

Costs of revenue consist primarily of (i) revenue share and market access fees, (ii) platform and content fees, (iii) gaming taxes, (iv) payment processing fees and chargebacks and (v) salaries and benefits of dedicated personnel. These costs are variable in nature and should correlate with the change in revenue.

Advertising and Promotions Costs

Advertising and Promotions Costs

Advertising and promotion costs consist primarily of marketing the Company’s products and services via different channels, promotional activities, and the related costs incurred to acquire new customers that include salaries and benefits for dedicated personnel and are expensed as incurred.

General Administration and Other

General Administration and Other

General administration and other expenses consist primarily of administrative personnel costs, including salaries, bonuses and benefits, share-based compensation expenses, professional services related to legal, compliance and audit/consulting services, rent and other premises costs, and insurance.

Share-Based Compensation

Share-Based Compensation

The Company records share-based compensation in accordance with ASC 718, Compensation — Stock Compensation (“ASC 718”) and recognizes share-based compensation expense in the period in which a grantee is required to provide service, which is generally over the vesting period of the individual share-based payment award. Compensation expense for awards with performance conditions is not recognized until it is probable that the performance target will be achieved. Compensation expense for awards is recognized over the requisite service period on a straight-line basis. The Company accounts for forfeitures as they occur.

The Company classifies unit awards as either an equity award or a liability award depending on whether the award contains certain repurchase provisions. Equity-classified awards are valued as of the grant date based upon the price of the underlying unit or share and a number of assumptions, including volatility, performance period, risk-free interest rate and expected dividends. Liability-classified awards are valued at fair value at each reporting date. See Note 10. Share-based payment awards which contain certain repurchase provisions were classified as liabilities in accordance with ASC 718. The Company elected to measure all liability-classified awards utilizing an option pricing method and recognizes the related expense within General administration and other expenses in the consolidated statements of operations and comprehensive income (loss).

Income Taxes

Income Taxes

RSI Inc. is a corporation and, as a result, is subject to United States federal, state, and foreign income taxes.

RSILP is treated as a partnership for United States federal income tax purposes and therefore does not pay United States federal income tax on its taxable income. Instead, the RSILP unitholders, including the Company, are liable for United States federal income tax on their respective shares of RSILP's taxable income reported on the unitholders' United States federal income tax returns. RSILP is liable for income taxes in those states not recognizing its status as a partnership for United States federal income tax purposes.

The Company accounts for income taxes using the asset and liability method. Under this method, deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are calculated by applying existing tax laws and the rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in the year of the enacted rate change.

The Company recognizes deferred tax assets to the extent the Company believes these assets are more-likely-than-not to be realized. In making such a determination, the Company considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax planning strategies and recent results of operations.

The Company accounts for uncertainty in income taxes using a recognition and measurement threshold for tax positions taken or expected to be taken in a tax return, which are subject to examination by federal and state taxing authorities. The tax benefit from an uncertain tax position is recognized when it is more-likely-than-not that the position will be sustained upon examination by taxing authorities based on technical merits of the position. The amount of the tax benefit recognized is the largest amount of the benefit that has a greater than 50% likelihood of being realized upon ultimate settlement. The effective tax rate and the tax basis of assets and liabilities reflect management’s estimates of the ultimate outcome of various tax uncertainties. The Company recognizes penalties and interest related to uncertain tax positions within the provision (benefit) for income taxes line in the accompanying consolidated statements of operations.

See Note 12, “Income Taxes” for additional information regarding income taxes.

Tax receivable agreement

Tax receivable agreement

In connection with the Business Combination, the Special Limited Partner entered into the Tax Receivable Agreement, which generally provides for the payment by it of 85% of certain net tax benefits, if any, that the Company (including the Special Limited Partner) realize (or in certain cases is deemed to realize) as a result of these increases in tax basis and tax benefits related to the transactions contemplated under the Business Combination Agreement and the exchange of Retained RSILP Units for Class A Common Stock (or cash at the Company's option) pursuant to the RSILP A&R LPA and tax benefits related to entering into the Tax Receivable Agreement, including tax benefits attributable to payments under the Tax Receivable Agreement. These payments are the obligation of the Special Limited Partner and not of RSILP. The actual increase in the Special Limited Partner's allocable share of RSILP's tax basis in its assets, as well as the amount and timing of any payments under the Tax Receivable Agreement, will vary depending upon a number of factors, including the timing of exchanges, the market price of our Class A Common Stock at the time of the exchange and the amount and timing of the recognition of our and our consolidated subsidiaries' (including the Special Limited Partner's) income. While many of the factors that will determine the amount of payments that the Special Limited Partner will make under the Tax Receivable Agreement are outside of the Company's control, the Company expects that the payments the Special Limited Partner will make under the Tax Receivable Agreement will be substantial and could have a material adverse effect on the financial condition of the Company.

The Company evaluates the realizability of the deferred tax assets resulting from the exchange of RSILP Units for Class A Common Stock. If the deferred tax assets are determined to be realizable, the Company then assesses whether payment of amounts under the TRA have become probable. If so, the Company records a TRA liability equal to 85% of such deferred tax assets. In subsequent periods, the Company assesses the realizability of all of our deferred tax assets subject to the TRA. Should it be determined that a deferred tax asset with a valuation allowance is realizable in a subsequent period, the related valuation allowance will be released and consideration of a corresponding TRA liability will be assessed. The realizability of deferred tax assets, including those subject to the TRA, is dependent upon the generation of future taxable income during the periods in which those deferred tax assets become deductible and consideration of prudent and feasible tax-planning strategies.

The measurement of the TRA liability is accounted for as a contingent liability. Therefore, once the Company determines that a payment becomes probable and can be estimated, the estimate of the payment will be accrued.

Earnings Per Share

Earnings Per Share

Basic net earnings per share is computed by dividing net earnings attributable to Rush Street Interactive, Inc. for the period following the Business Combination by the weighted-average number of shares of Class A Common Stock outstanding during the same period.

Diluted net earnings per share is computed giving effect to all potential weighted-average dilutive shares for the period. The dilutive effect of outstanding awards or financial instruments, if any, is reflected in diluted earnings per share by application of the treasury stock method or if-converted method, as applicable.

Prior to the Business Combination, the membership structure of RSILP included units which had profit interests. The Company analyzed the calculation of earnings per unit for periods prior to the Business Combination and determined that it resulted in values that would not be meaningful to the users of these audited consolidated financial statements. Therefore, earnings per share information has not been presented for periods prior to the Business Combination on December 29, 2020. The basic and diluted earnings per share for the year ended December 31, 2020 represent only the period of December 29, 2020 to December 31, 2020.

Foreign Currency

Foreign Currency

The Company’s reporting currency is the U.S. dollar while the functional currency of non-U.S. subsidiaries is the Colombian peso. The financial statements of non-U.S. subsidiaries are translated into United States dollars in accordance with ASC 830, Foreign Currency Matters, using period-end rates of exchange for assets and liabilities, and average rates of exchange for the period for revenues, costs, and expenses and historical rates for equity. Translation adjustments resulting from the process of translating the local currency financial statements into U.S. dollars are included in determining other comprehensive income (loss).

Fair Value Measurements

Fair Value Measurements

Fair value measurements are based on the premise that fair value is an exit price representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, the following three-tier fair value hierarchy has been used in determining the inputs used in measuring fair value:

•	Level 1 – Quoted prices in active markets for identical assets or liabilities on the reporting date.
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Level 2 – Pricing inputs are based on quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

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Level 3 – Pricing inputs are generally unobservable and include situations where there is little, if any, market activity for the investment. The inputs into the determination of fair value require management’s judgment or estimation of assumptions that market participants would use in pricing the assets or liabilities. The fair values are therefore determined using factors that involve considerable judgment and interpretations, including but not limited to private and public comparables, third-party appraisals, discounted cash flow models, and fund manager estimates.

Financial instruments measured at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Management’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability. The use of different assumptions and/or estimation methodologies may have a material effect on estimated fair values. Accordingly, the fair value estimates disclosed or initial amounts recorded may not be indicative of the amount that the Company or holders of the instruments could realize in a current market exchange. See Note 17 for additional information related to fair value measurement.

Significant Accounting Policies

Significant Accounting Policies

The following accounting policy is incremental to the Company’s significant accounting policies as described in Note 2, “Summary of Significant Accounting Policies,” of its audited consolidated financial statements and related notes included in the Amended Annual Report.

Internally Developed Software

Internally Developed Software

Software that is developed for internal use is accounted for pursuant to Accounting Standards Codification (“ASC”) 350-40, Intangibles, Goodwill and Other — Internal-Use Software. Qualifying costs incurred to develop internal-use software are capitalized when (i) the preliminary project stage is completed, (ii) management has authorized further funding for the completion of the project and (iii) it is probable that the project will be completed and perform as intended. These capitalized costs include compensation for employees who develop internal-use software and external costs related to development of internal-use software. Capitalization of these costs ceases once the project is substantially complete and the software is ready for its intended purpose. Internally developed software is amortized using the straight-line method over an estimated useful life of three to four years. All other expenditures, including those incurred to maintain an intangible asset’s current level of performance, are expensed as incurred.

Recently Adopted Accounting Pronouncements

Recently Adopted Accounting Pronouncements

In December 2019, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (“ASU 2019-12”), which is intended to simplify various aspects related to accounting for income taxes. ASU 2019-12 removes certain exceptions to the general principles in ASC 740 and clarifies and amends existing guidance to improve consistent application. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020, with early adoption permitted. The Company adopted ASU 2019-12 on January 1, 2021, and the adoption had no impact on its condensed consolidated financial statements.

Recently Adopted Accounting Pronouncements

In February 2016, the FASB issued ASU 2016‑02. The guidance in ASU 2016-02 and subsequently issued amendments requires lessees to capitalize virtually all leases with terms of more than twelve months on the balance sheet as a right-of-use asset and recognize an associated lease liability. The right-of-use asset represents the lessee’s right to use, or control the use of, a specified asset for the specified lease term. The lease liability represents the lessee’s obligation to make lease payments arising from the lease, measured on a discounted basis. Based on certain characteristics, leases are classified as financing or operating leases and their classification affects the recognition of expense in the income statement.

The Company adopted the new standard on January 1, 2020 using the modified retrospective approach by recognizing and measuring leases without revising comparative period information or disclosures. The Company elected the transition package of three practical expedients permitted within the standard. In addition, the Company elected to apply the practical expedient that allows for the combination of lease and non-lease components for all asset classes. The Company made an accounting policy election to keep leases with terms of twelve months or less off the balance sheet and recognize those lease payments on a straight-line basis over the lease term.

The adoption of ASU 2016-02 resulted in the recognition of operating lease assets and liabilities of $0.2 million and $0.2 million, respectively, with no effect on opening accumulated deficit. The adoption of ASU 2016-02 did not materially affect the Company’s consolidated results of operations and had no impact on cash flows.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820), - Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement, which makes a number of changes meant to add, modify or remove certain disclosure requirements associated with the movement amongst or hierarchy associated with Level 1, Level 2 and Level 3 fair value measurements. On January 1, 2020, the Company adopted this guidance, which did not have a material impact on the Company’s consolidated financial statements.

Recent Accounting Pronouncements Not Yet Adopted

Recent Accounting Pronouncements Not Yet Adopted

In June 2016, the FASB issued ASU 2016-13, Financial Instruments – Credit Losses (Topic 326). Together with subsequent amendments, this ASU sets forth a “current expected credit loss” model, which requires the Company to measure all expected credit losses for financial instruments held at the reporting date based on historical experience, current conditions and reasonable supportable forecasts. This ASU replaces the existing incurred loss model and is applicable to the measurement of credit losses on financial assets measured at amortized cost, available-for-sale debt securities and applies to certain off-balance sheet credit exposures. This ASU is effective for the Company in calendar year 2023. The Company is currently assessing the impact of the adoption of this ASU on its condensed consolidated financial statements.

Recent Accounting Pronouncements Not Yet Adopted

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments – Credit Losses (Topic 326). Together with subsequent amendments, the ASU sets forth a “current expected credit loss” model which requires the Company to measure all expected credit losses for financial instruments held at the reporting date based on historical experience, current conditions and reasonable supportable forecasts. This ASU replaces the existing incurred loss model and is applicable to the measurement of credit losses on financial assets measured at amortized cost, available-for-sale debt securities and applies to certain off-balance sheet credit exposures. This ASU is effective for the Company in calendar year 2023. The Company is currently assessing the impact of the adoption of this ASU on its consolidated financial statements.

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (“ASU 2019-12”), which is intended to simplify various aspects related to accounting for income taxes. ASU 2019-12 removes certain exceptions to the general principles in ASC 740 and also clarifies and amends existing guidance to improve consistent application. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020, with early adoption permitted. The Company is currently evaluating the impact of this standard on its consolidated financial statements.

In August 2020, the FASB issued ASU 2020-06, Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, which simplifies accounting for convertible instruments by removing major separation models required under current GAAP. This ASU removes certain settlement conditions that are required for equity contracts to qualify for the derivative scope exception and it also simplifies the diluted earnings per share calculation in certain areas. This ASU is effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2021 and adoption must be as of the beginning of the Company’s annual fiscal year. The Company is currently evaluating the impact of this standard on its consolidated financial statements and related disclosures.